Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Certara, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39799
Entity Tax Identification Number	82-2180925
Entity Address, Address Line One	4 Radnor Corporate Center
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Radnor,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	415
Local Phone Number	237-8272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CERT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001827090
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Information [Line Items]
Document Period End Date	Aug. 06, 2025